PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

DECEMBER 31, 2020

Protective Acquired Variable Annuity Separate Account

Index

Page(s)

Report of Independent Registered Public Accounting Firm	1-2

Statement of Assets and Liabilities as of December 31, 2020	3-7

Statement of Operations for the year ended December 31, 2020	8-12

Statement of Changes in Net Assets for the year ended December 31, 2020	13-17

Statement of Changes in Net Assets for the year ended December 31, 2019	18-22

Notes to Financial Statements	23-43

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Protective Acquired Variable Annuity Separate Account

and Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Acquired Variable Annuity Separate Account (collectively, the Separate Account), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years in the two-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, and the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2018 were audited by other independent registered public accountants whose report dated April 22,2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of Protective Life Insurance Company’s separate accounts since 2019.

Birmingham, Alabama
April 29, 2021

Appendix A

Subaccounts

Alger Large Cap Growth	Invesco Oppenheimer VI Global

Alger Mid Cap Growth	Invesco Oppenheimer VI Main Street

Alger Small Cap Growth	Invesco Oppenheimer VI Main Street Small Cap

American Century VP Income & Growth	Invesco Oppenheimer VI Discovery Mid Cap Growth

American Century VP Large Company Value	Invesco Oppenheimer VI Global Strategic Income

American Century VP Value	Invesco VI Diversified Dividend

BNY Mellon IP MidCap Stock	Invesco VI Global Real Estate

BNY Mellon IP Technology Growth	Invesco VI Health Care

BNY Mellon Sustainable U.S. Equity Portfolio	Invesco VI Managed Volatility

BNY Mellon VIF Government Money Market	Janus Henderson Balanced Portfolio

Fidelity VIP Contrafund	Janus Henderson Enterprise Portfolio

Fidelity VIP Equity Income	Janus Henderson Global Research Portfolio

Fidelity VIP Growth	Janus Henderson Mid Cap Value Portfolio

Fidelity VIP Index 500	Janus Henderson Research Portfolio

Fidelity VIP Index 500 Service Class	JPMorgan Insurance Trust Core Bond

Fidelity VIP Mid Cap	JPMorgan Insurance Trust Mid Cap Value

Franklin Growth and Income	JPMorgan Insurance Trust Small Cap Core

Franklin Small Cap Value	JPMorgan Insurance Trust U.S. Equity

Franklin Strategic Income	Franklin Mutual Global Discovery

Franklin U.S. Government Securities	Franklin Mutual Shares

Franklin Rising Dividends	Templeton Developing Markets

Invesco Oppenheimer VI Capital Appreciation

Protective Acquired Variable Annuity Separate Account

Statement of Assets and Liabilities

As of December 31, 2020

	The Alger American Fund			American Century Variable Portfolios, Inc.			BNY Mellon Investment Portfolios		BNY Mellon Sustainable U.S. Equity Growth Portfolio, Inc.	BNY Mellon Variable Investment Fund
	Alger Large Cap Growth	Alger Mid Cap Growth	Alger Small Cap Growth	American Century VP Income & Growth	American Century VP Large Company Value	American Century VP Value	BNY Mellon IP MidCap Stock	BNY Mellon IP Technology Growth	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Government Money Market

ASSETS
Investments in subaccounts at fair value	$735,401	$2,075,027	$2,686,888	$934,431	$89,305	$546,044	$465,807	$919,263	$406,982	$6,444,931
Net assets	$735,401	$2,075,027	$2,686,888	$934,431	$89,305	$546,044	$465,807	$919,263	$406,982	$6,444,931

ANALYSIS OF NET ASSETS
Accumulation period	735,401	2,075,027	2,686,888	934,431	89,305	546,044	465,807	919,263	406,982	6,444,931
Annuity period
Net assets	$735,401	$2,075,027	$2,686,888	$934,431	$89,305	$546,044	$465,807	$919,263	$406,982	$6,444,931

Units Outstanding	3,704	16,914	22,390	50,067	4,078	25,201	13,407	15,685	5,124	695,414

Shares Owned in each Portfolio	7,873	62,426	60,002	90,898	5,499	48,885	23,478	27,077	8,615	6,444,931

Fair Value per Share	93.41	33.24	44.78	10.28	16.24	11.17	19.84	33.95	47.24	1.00

Investment in Portfolio shares, at Cost	$511,908	$1,445,812	$1,526,846	$827,751	$80,957	$485,049	$415,301	$572,417	$315,010	$6,444,931

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Assets and Liabilities, continued

As of December 31, 2020

	Fidelity Variable Insurance Products Fund						Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500 Service Class	Fidelity VIP Mid Cap	Franklin Growth and Income	Franklin Rising Dividends	Franklin Small Cap Value	Franklin Strategic Income

ASSETS
Investments in subaccounts at fair value	$9,963,075	$2,188,576	$1,329,090	$1,604,849	$2,464,918	$1,515,783	$62,418	$1,406,185	$2,101,898	$772,895
Net assets	$9,963,075	$2,188,576	$1,329,090	$1,604,849	$2,464,918	$1,515,783	$62,418	$1,406,185	$2,101,898	$772,895

ANALYSIS OF NET ASSETS
Accumulation period	9,963,075	2,188,576	1,329,090	1,604,849	2,464,918	1,515,783	62,418	1,406,185	2,101,898	772,895
Annuity period
Net assets	$9,963,075	$2,188,576	$1,329,090	$1,604,849	$2,464,918	$1,515,783	$62,418	$1,406,185	$2,101,898	$772,895

Units Outstanding	87,295	31,079	7,541	3,213	5,684	43,868	2,591	33,862	49,283	39,468

Shares Owned in each Portfolio	206,832	91,572	12,904	4,319	6,721	39,147	4,812	48,256	144,958	74,604

Fair Value per Share	48.17	23.90	103.00	371.59	366.73	38.72	12.97	29.14	14.50	10.36

Investment in Portfolio shares, at Cost	$6,952,769	$1,985,292	$903,926	$1,064,247	$1,382,933	$1,300,732	$68,863	$1,205,245	$2,219,445	$782,832

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Assets and Liabilities, continued

As of December 31, 2020

	Franklin Templeton Variable Insurance Products Trust				Invesco Variable Account Funds
	Franklin U.S. Government Securities	Franklin Mutual Global Discovery	Franklin Mutual Shares	Templeton Developing Markets	Invesco Oppenheimer VI Capital Appreciation	Invesco Oppenheimer VI Discovery Mid Cap Growth	Invesco Oppenheimer VI Global	Invesco Oppenheimer VI Global Strategic Income	Invesco Oppenheimer VI Main Street	Invesco Oppenheimer VI Main Street Small Cap

ASSETS
Investments in subaccounts at fair value	$341,012	$2,110,628	$672,456	$983,066	$423,790	$297,962	$3,360,340	$1,323,711	$818,265	$1,939,145
Net assets	$341,012	$2,110,628	$672,456	$983,066	$423,790	$297,962	$3,360,340	$1,323,711	$818,265	$1,939,145

ANALYSIS OF NET ASSETS
Accumulation period	341,012	2,110,628	672,456	983,066	423,790	297,962	3,360,340	1,323,711	818,265	1,939,145
Annuity period
Net assets	$341,012	$2,110,628	$672,456	$983,066	$423,790	$297,962	$3,360,340	$1,323,711	$818,265	$1,939,145

Units Outstanding	25,964	63,221	26,884	24,073	10,068	5,945	63,262	73,897	21,939	38,004

Shares Owned in each Portfolio	28,229	124,815	40,534	84,456	6,174	3,039	65,427	264,742	27,738	72,060

Fair Value per Share	12.08	16.91	16.59	11.64	68.64	98.05	51.36	5.00	29.50	26.91

Investment in Portfolio shares, at Cost	$339,287	$2,291,160	$741,519	$675,810	$338,226	$228,016	$2,590,736	$1,341,290	$777,613	$1,621,938

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Assets and Liabilities, continued

As of December 31, 2020

	Invesco Variable Insurance Funds				Janus Henderson Series
	Invesco VI Diversified Dividend	Invesco VI Global Real Estate	Invesco VI Health Care	Invesco VI Managed Volatility	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Mid Cap Value Portfolio	Janus Henderson Research Portfolio
ASSETS
Investments in subaccounts at fair value	$179,936	$1,142,531	$859,187	$431,279	$3,683,463	$991,093	$431,801	$430,229	$322,615
Net assets	$179,936	$1,142,531	$859,187	$431,279	$3,683,463	$991,093	$431,801	$430,229	$322,615

ANALYSIS OF NET ASSETS
Accumulation period	179,936	1,142,531	859,187	431,279	3,683,463	991,093	431,801	430,229	322,615
Annuity period
Net assets	$179,936	$1,142,531	$859,187	$431,279	$3,683,463	$991,093	$431,801	$430,229	$322,615

Units Outstanding	12,425	38,090	20,603	13,059	39,780	7,461	6,282	10,990	3,660

Shares Owned in each Portfolio	6,996	77,776	25,503	36,925	84,522	10,520	6,787	27,901	6,537

Fair Value per Share	25.72	14.69	33.69	11.68	43.58	94.21	63.62	15.42	49.35

Investment in Portfolio shares, at Cost	$180,817	$1,277,031	$700,566	$422,839	$2,836,371	$740,948	$307,889	$437,324	$223,900

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Assets and Liabilities, continued

As of December 31, 2020

	JPMorgan Insurance Trust
	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust U.S. Equity
ASSETS
Investments in subaccounts at fair value	$3,988,189	$2,120,550	$874,258	$1,933,832
Net assets	$3,988,189	$2,120,550	$874,258	$1,933,832

ANALYSIS OF NET ASSETS
Accumulation period	3,988,189	2,120,550	874,258	1,933,832
Annuity period
Net assets	$3,988,189	$2,120,550	$874,258	$1,933,832

Units Outstanding	253,084	68,559	18,248	50,070

Shares Owned in each Portfolio	335,706	194,725	36,261	51,707

Fair Value per Share	11.88	10.89	24.11	37.40

Investment in Portfolio shares, at Cost	$3,734,801	$1,970,311	$739,174	$1,240,136

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2020

	The Alger American Fund			American Century Variable Portfolios, Inc.			BNY Mellon Investment Portfolios		The BNY Mellon Sustainable U.S. Equity Growth Portfolio, Inc.	BNY Mellon Variable Investment Fund
	Alger Large Cap Growth	Alger Mid Cap Growth	Alger Small Cap Growth	American Century VP Income & Growth	American Century VP Large Company Value	American Century VP Value	BNY Mellon IP MidCap Stock	BNY Mellon IP Technology Growth	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Government Money Market
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$1,041	$—	$22,639	$16,596	$1,509	$11,436	$2,518	$495	$3,952	$15,516

EXPENSES
Mortality and expense risk charges	8,731	22,368	32,503	12,802	2,019	7,217	6,025	10,117	5,215	111,923

Net investment income (loss)	(7,690)	(22,368)	(9,864)	3,794	(510)	4,219	(3,507)	(9,622)	(1,263)	(96,407)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	41,818	183,615	336,388	28,819	4,194	23,053	(41,434)	37,169	7,192	—
Capital gain distributions	93,081	223,847	151,887	51,130	2,116	13,202	—	79,180	4,289	—
Net realized gain (loss) on investments	134,899	407,462	488,275	79,949	6,310	36,255	(41,434)	116,349	11,481	—

Change in unrealized appreciation (depreciation) on investments	186,169	383,010	629,970	(583)	(20,892)	(50,138)	69,621	247,127	66,749	—
Net realized and unrealized gain (loss) on investments	321,068	790,472	1,118,245	79,366	(14,582)	(13,883)	28,187	363,476	78,230	—

Net increase (decrease) in net assets resulting from operations	$313,378	$768,104	$1,108,381	$83,160	$(15,092)	$(9,664)	$24,680	$353,854	$76,967	$(96,407)

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Operations, continued

For the year ended December 31, 2020

	Fidelity Variable Insurance Products Fund						Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500 Service Class	Fidelity VIP Mid Cap	Franklin Growth and Income	Franklin Rising Dividends	Franklin Small Cap Value	Franklin Strategic Income
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$23,381	$36,147	$799	$25,762	$33,531	$9,004	$2,067	$16,264	$26,915	$39,079

EXPENSES
Mortality and expense risk charges	130,269	27,285	14,315	20,050	32,403	19,731	829	18,672	25,586	11,383

Net investment income (loss)	(106,888)	8,862	(13,516)	5,712	1,128	(10,727)	1,238	(2,408)	1,329	27,696

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	819,648	(8,864)	24,513	243,509	124,817	(10,909)	(2,815)	2,720	(273,047)	(32,250)
Capital gain distributions	50,934	92,177	101,998	5,728	7,284	—	12,082	68,974	114,476	—
Net realized gain (loss) on investments	870,582	83,313	126,511	249,237	132,101	(10,909)	9,267	71,694	(158,571)	(32,250)

Change in unrealized appreciation (depreciation) on investments	1,593,602	8,413	240,325	(16,493)	217,190	219,361	(11,854)	96,578	204,100	13,831
Net realized and unrealized gain (loss) on investments	2,464,184	91,726	366,836	232,744	349,291	208,452	(2,587)	168,272	45,529	(18,419)

Net increase (decrease) in net assets resulting from operations	$2,357,296	$100,588	$353,320	$238,456	$350,419	$197,725	$(1,349)	$165,864	$46,858	$9,277

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Operations, continued

For the year ended December 31, 2020

	Franklin Templeton Variable Insurance Products Trust				Invesco Variable Account Funds
	Franklin U.S. Government Securities	Franklin Mutual Global Discovery	Franklin Mutual Shares	Templeton Developing Markets	Invesco Oppenheimer VI Capital Appreciation	Invesco Oppenheimer VI Discovery Mid Cap Growth	Invesco Oppenheimer VI Global	Invesco Oppenheimer VI Global Strategic Income	Invesco Oppenheimer VI Main Street	Invesco Oppenheimer VI Main Street Small Cap
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$14,604	$46,244	$17,484	$36,127	$—	$—	$12,484	$70,987	$8,602	$5,933

EXPENSES
Mortality and expense risk charges	5,634	29,298	9,051	13,367	5,979	3,496	40,474	19,496	10,539	23,273

Net investment income (loss)	8,970	16,946	8,433	22,760	(5,979)	(3,496)	(27,990)	51,491	(1,937)	(17,340)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	(5,438)	(293,351)	(47,159)	62,972	15,278	1,375	27,876	(87,823)	(19,355)	(56,199)
Capital gain distributions	—	37,040	24,307	22,672	56,362	20,581	103,528	—	72,854	23,657
Net realized gain (loss) on investments	(5,438)	(256,311)	(22,852)	85,644	71,640	21,956	131,404	(87,823)	53,499	(32,542)

Change in unrealized appreciation (depreciation) on investments	6,459	25,143	(44,039)	(13,924)	43,062	59,258	528,339	10,143	25,260	350,424
Net realized and unrealized gain (loss) on investments	1,021	(231,168)	(66,891)	71,720	114,702	81,214	659,743	(77,680)	78,759	317,882

Net increase (decrease) in net assets resulting from operations	$9,991	$(214,222)	$(58,458)	$94,480	$108,723	$77,718	$631,753	$(26,189)	$76,822	$300,542

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Operations, continued

For the year ended December 31, 2020

	Invesco Variable Insurance Funds				Janus Henderson Series
	Invesco V.I. Diversified	Invesco V.I. Global	Invesco V.I. Health	Invesco V.I.	Janus Henderson Balanced	Janus Henderson Enterprise	Janus Henderson Global Research	Janus Henderson Mid Cap Value	Janus Henderson Research
	Dividend	Real Estate	Care	Managed Volatility	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$5,117	$55,961	$2,428	$8,897	$65,595	$749	$2,638	$4,122	$1,096

EXPENSES
Mortality and expense risk charges	2,509	15,997	11,932	6,023	50,435	13,404	5,529	5,544	3,560

Net investment income (loss)	2,608	39,964	(9,504)	2,874	15,160	(12,655)	(2,891)	(1,422)	(2,464)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	(955)	(5,356)	(74,427)	(28,626)	267,986	88,118	49,559	(11,512)	4,903
Capital gain distributions	4,255	31,257	18,482	9,646	60,715	74,433	18,770	7,750	21,002
Net realized gain (loss) on investments	3,300	25,901	(55,945)	(18,980)	328,701	162,551	68,329	(3,762)	25,905

Change in unrealized appreciation (depreciation) on investments	(15,026)	(254,100)	142,022	940	76,244	(7,190)	(14,763)	(7,654)	47,950
Net realized and unrealized gain (loss) on investments	(11,726)	(228,199)	86,077	(18,040)	404,945	155,361	53,566	(11,416)	73,855

Net increase (decrease) in net assets resulting from operations	$(9,118)	$(188,235)	$76,573	$(15,166)	$420,105	$142,706	$50,675	$(12,838)	$71,391

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Operations, continued

For the year ended December 31, 2020

	JPMorgan Insurance Trust
	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust U.S. Equity
	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$85,952	$28,141	$6,826	$13,730

EXPENSES
Mortality and expense risk charges	70,175	31,083	9,980	32,195

Net investment income (loss)	15,777	(2,942)	(3,154)	(18,465)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	47,512	88,695	(55,464)	268,142
Capital gain distributions	—	117,412	44,952	110,723
Net realized gain (loss) on investments	47,512	206,107	(10,512)	378,865

Change in unrealized appreciation (depreciation) on investments	200,899	(294,538)	87,035	(299)
Net realized and unrealized gain (loss) on investments	248,411	(88,431)	76,523	378,566

Net increase (decrease) in net assets resulting from operations	$264,188	$(91,373)	$73,369	$360,101

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets

For the year ended December 31, 2020

	The Alger American Fund			American Century Variable Portfolios, Inc.			BNY Mellon Investment Portfolios		The BNY Mellon Sustainable U.S. Equity Growth Portfolio, Inc.	BNY Mellon Variable Investment Fund
	Alger Large Cap Growth	Alger Mid Cap Growth	Alger Small Cap Growth	American Century VP Income & Growth	American Century VP Large Company Value	American Century VP Value	BNY Mellon IP MidCap Stock	BNY Mellon IP Technology Growth	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Government Money Market
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
FROM OPERATIONS

Net investment income (loss)	$(7,690)	$(22,368)	$(9,864)	$3,794	$(510)	$4,219	$(3,507)	$(9,622)	$(1,263)	$(96,407)
Net realized gain (loss) on investments	134,899	407,462	488,275	79,949	6,310	36,255	(41,434)	116,349	11,481	—
Change in unrealized appreciation (depreciation) on investments	186,169	383,010	629,970	(583)	(20,892)	(50,138)	69,621	247,127	66,749	—
Net increase (decrease) in net assets resulting from operations	313,378	768,104	1,108,381	83,160	(15,092)	(9,664)	24,680	353,854	76,967	(96,407)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners’ net payments	9,156	21,832	27,754	18,281	4,872	7,500	8,349	14,870	4,753	171,041
Net transfer (to) from affiliate and subaccounts	19,429	(27,406)	(337,206)	(18,629)	32,527	25,514	45,759	(31,111)	(538)	120,569
Payments for redemptions	(186,696)	(282,595)	(310,458)	(200,376)	(199,535)	(94,126)	(177,607)	(80,224)	(28,109)	(1,158,327)
Contract maintenance fees	(289)	(432)	(492)	(698)	(90)	(253)	(119)	(190)	(99)	(1,978)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(158,400)	(288,601)	(620,402)	(201,422)	(162,226)	(61,365)	(123,618)	(96,655)	(23,993)	(868,695)

Total increase (decrease) in net assets	154,978	479,503	487,979	(118,262)	(177,318)	(71,029)	(98,938)	257,199	52,974	(965,102)

NET ASSETS

Beginning of period	580,423	1,595,524	2,198,909	1,052,693	266,623	617,073	564,745	662,064	354,008	7,410,033
End of period	$735,401	$2,075,027	$2,686,888	$934,431	$89,305	$546,044	$465,807	$919,263	$406,982	$6,444,931

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	Fidelity Variable Insurance Products Fund						Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500 Service Class	Fidelity VIP Mid Cap	Franklin Growth and Income	Franklin Rising Dividends	Franklin Small Cap Value	Franklin Strategic Income
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
FROM OPERATIONS

Net investment income (loss)	$(106,888)	$8,862	$(13,516)	$5,712	$1,128	$(10,727)	$1,238	$(2,408)	$1,329	$27,696
Net realized gain (loss) on investments	870,582	83,313	126,511	249,237	132,101	(10,909)	9,267	71,694	(158,571)	(32,250)
Change in unrealized appreciation (depreciation) on investments	1,593,602	8,413	240,325	(16,493)	217,190	219,361	(11,854)	96,578	204,100	13,831
Net increase (decrease) in net assets resulting from operations	2,357,296	100,588	353,320	238,456	350,419	197,725	(1,349)	165,864	46,858	9,277

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners’ net payments	134,694	27,558	8,876	33,460	17,895	21,101	1,512	23,148	31,777	16,202
Net transfer (to) from affiliate and subaccounts	(503,070)	44,798	59,617	(123,526)	34,554	(42,288)	2,848	(48,298)	(77,267)	(15,407)
Payments for redemptions	(1,568,953)	(215,832)	(62,825)	(352,096)	(131,578)	(298,896)	(18,081)	(273,057)	(178,924)	(157,710)
Contract maintenance fees	(2,893)	(1,088)	(495)	(828)	(648)	(319)	(103)	(518)	(584)	(533)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,940,222)	(144,564)	5,173	(442,990)	(79,777)	(320,402)	(13,824)	(298,725)	(224,998)	(157,448)

Total increase (decrease) in net assets	417,074	(43,976)	358,493	(204,534)	270,642	(122,677)	(15,173)	(132,861)	(178,140)	(148,171)

NET ASSETS

Beginning of period	9,546,001	2,232,552	970,597	1,809,383	2,194,276	1,638,460	77,591	1,539,046	2,280,038	921,066
End of period	$9,963,075	$2,188,576	$1,329,090	$1,604,849	$2,464,918	$1,515,783	$62,418	$1,406,185	$2,101,898	$772,895

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	Franklin Templeton Variable Insurance Products Trust				Invesco Variable Account Funds
	Franklin U.S. Government Securities	Franklin Mutual Global Discovery	Franklin Mutual Shares	Templeton Developing Markets	Invesco Oppenheimer VI Capital Appreciation	Invesco Oppenheimer VI Discovery Mid Cap Growth	Invesco Oppenheimer VI Global	Invesco Oppenheimer VI Global Strategic Income	Invesco Oppenheimer VI Main Street	Invesco Oppenheimer VI Main Street Small Cap
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
FROM OPERATIONS

Net investment income (loss)	$8,970	$16,946	$8,433	$22,760	$(5,979)	$(3,496)	$(27,990)	$51,491	$(1,937)	$(17,340)
Net realized gain (loss) on investments	(5,438)	(256,311)	(22,852)	85,644	71,640	21,956	131,404	(87,823)	53,499	(32,542)
Change in unrealized appreciation (depreciation) on investments	6,459	25,143	(44,039)	(13,924)	43,062	59,258	528,339	10,143	25,260	350,424
Net increase (decrease) in net assets resulting from operations	9,991	(214,222)	(58,458)	94,480	108,723	77,718	631,753	(26,189)	76,822	300,542

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners’ net payments	5,217	51,881	14,332	20,086	4,603	1,646	50,990	45,194	17,834	21,325
Net transfer (to) from affiliate and subaccounts	(63,922)	(99,295)	(26,626)	(43,568)	(80,797)	(7,359)	(210,044)	(172,974)	(78,125)	(12,417)
Payments for redemptions	(34,877)	(407,547)	(72,731)	(268,239)	(111,697)	(32,567)	(329,015)	(182,281)	(75,066)	(254,852)
Contract maintenance fees	(254)	(740)	(179)	(409)	(169)	(87)	(1,050)	(660)	(609)	(576)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(93,836)	(455,701)	(85,204)	(292,130)	(188,060)	(38,367)	(489,119)	(310,721)	(135,966)	(246,520)

Total increase (decrease) in net assets	(83,845)	(669,923)	(143,662)	(197,650)	(79,337)	39,351	142,634	(336,910)	(59,144)	54,022

NET ASSETS

Beginning of period	424,857	2,780,551	816,118	1,180,716	503,127	258,611	3,217,706	1,660,621	877,409	1,885,123
End of period	$341,012	$2,110,628	$672,456	$983,066	$423,790	$297,962	$3,360,340	$1,323,711	$818,265	$1,939,145

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	Invesco Variable Insurance Funds				Janus Henderson Series
	Invesco V.I. Diversified	Invesco V.I. Global	Invesco V.I. Health	Invesco V.I.	Janus Henderson Balanced	Janus Henderson Enterprise	Janus Henderson Global Research	Janus Henderson Mid Cap Value	Janus Henderson Research
	Dividend	Real Estate	Care	Managed Volatility	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
FROM OPERATIONS

Net investment income (loss)	$2,608	$39,964	$(9,504)	$2,874	$15,160	$(12,655)	$(2,891)	$(1,422)	$(2,464)
Net realized gain (loss) on investments	3,300	25,901	(55,945)	(18,980)	328,701	162,551	68,329	(3,762)	25,905
Change in unrealized appreciation (depreciation) on investments	(15,026)	(254,100)	142,022	940	76,244	(7,190)	(14,763)	(7,654)	47,950
Net increase (decrease) in net assets resulting from operations	(9,118)	(188,235)	76,573	(15,166)	420,105	142,706	50,675	(12,838)	71,391

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners’ net payments	4,563	21,073	8,702	10,834	47,296	21,347	5,961	8,995	4,181
Net transfer (to) from affiliate and subaccounts	(30,196)	(29,017)	(103,001)	(14,765)	(342,331)	(193,648)	(9,937)	(3,832)	2,294
Payments for redemptions	(9,042)	(124,724)	(118,345)	(18,015)	(546,004)	(123,759)	(82,534)	(23,985)	(27,763)
Contract maintenance fees	(52)	(491)	(190)	(144)	(1,378)	(461)	(199)	(253)	(157)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(34,727)	(133,159)	(212,834)	(22,090)	(842,417)	(296,521)	(86,709)	(19,075)	(21,445)

Total increase (decrease) in net assets	(43,845)	(321,394)	(136,261)	(37,256)	(422,312)	(153,815)	(36,034)	(31,913)	49,946

NET ASSETS

Beginning of period	223,781	1,463,925	995,448	468,535	4,105,775	1,144,908	467,835	462,142	272,669
End of period	$179,936	$1,142,531	$859,187	$431,279	$3,683,463	$991,093	$431,801	$430,229	$322,615

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	JPMorgan Insurance Trust
	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust U.S. Equity
	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020
FROM OPERATIONS

Net investment income (loss)	$15,777	$(2,942)	$(3,154)	$(18,465)
Net realized gain (loss) on investments	47,512	206,107	(10,512)	378,865
Change in unrealized appreciation (depreciation) on investments	200,899	(294,538)	87,035	(299)
Net increase (decrease) in net assets resulting from operations	264,188	(91,373)	73,369	360,101

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners’ net payments	25,398	16,333	5,346	1,634
Net transfer (to) from affiliate and subaccounts	254,840	(88,429)	57,540	(19,228)
Payments for redemptions	(980,990)	(264,292)	(184,787)	(382,026)
Contract maintenance fees	(741)	(516)	(237)	(94)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(701,493)	(336,904)	(122,138)	(399,714)

Total increase (decrease) in net assets	(437,305)	(428,277)	(48,769)	(39,613)

NET ASSETS

Beginning of period	4,425,494	2,548,827	923,027	1,973,445
End of period	$3,988,189	$2,120,550	$874,258	$1,933,832

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets

For the year ended December 31, 2019

	The Alger American Fund			American Century Variable Portfolios, Inc.			BNY Mellon Investment Portfolios		The BNY Mellon Sustainable U.S. Equity Growth Portfolio, Inc.	BNY Mellon Variable Investment Fund
	Alger Large Cap Growth	Alger Mid Cap Growth	Alger Small Cap Growth	American Century VP Income & Growth	American Century VP Large Company Value	American Century VP Value	BNY Mellon IP MidCap Stock	BNY Mellon IP Technology Growth	BNY Mellon Sustainable U.S. Equity Portfolio	BNY Mellon VIF Government Money Market
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS

Net investment income (loss)	$(8,410)	$(22,333)	$(31,322)	$17,174	$3,353	$10,852	$(5,797)	$(8,961)	$(20)	$8,905
Net realized gain (loss) on investments	2,399	270,373	119,242	92,927	7,588	60,088	16,540	90,699	20,941	—
Change in unrealized appreciation (depreciation) on investments	140,635	129,497	415,078	92,527	47,848	60,608	76,967	49,428	68,585	—
Net increase (decrease) in net assets resulting from operations	134,624	377,537	502,998	202,628	58,789	131,548	87,710	131,166	89,506	8,905

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners’ net payments	9,108	20,189	34,168	26,972	11,899	9,225	11,354	11,208	5,808	201,691
Net transfer (to) from affiliate and subaccounts	(44,986)	40,486	(19,127)	(51,218)	1,557	7,080	11,344	3,761	(5,458)	(58,557)
Payments for redemptions	(77,149)	(178,339)	(166,203)	(65,921)	(44,097)	(90,448)	(37,548)	(51,431)	(23,899)	(934,195)
Contract maintenance fees	(280)	(432)	(470)	(799)	(98)	(289)	(130)	(173)	(105)	(2,107)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(113,307)	(118,096)	(151,632)	(90,966)	(30,739)	(74,432)	(14,980)	(36,635)	(23,654)	(793,168)

Total increase (decrease) in net assets	21,317	259,441	351,366	111,662	28,050	57,116	72,730	94,531	65,852	(784,263)

NET ASSETS

Beginning of period	559,106	1,336,083	1,847,543	941,031	238,573	559,957	492,015	567,533	288,156	8,194,296
End of period	$580,423	$1,595,524	$2,198,909	$1,052,693	$266,623	$617,073	$564,745	$662,064	$354,008	$7,410,033

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2019

	Fidelity Variable Insurance Products Fund						Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500 Service Class	Fidelity VIP Mid Cap	Franklin Growth and Income	Franklin Rising Dividends	Franklin Small Cap Value	Franklin Strategic Income
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS

Net investment income (loss)	$(84,000)	$12,479	$(9,922)	$17,312	$12,530	$(10,182)	$586	$(1,560)	$13,340	$33,728
Net realized gain (loss) on investments	1,277,968	144,345	89,893	87,350	88,847	151,219	3,850	255,651	190,049	(14,282)
Change in unrealized appreciation (depreciation) on investments	1,089,315	321,356	167,291	315,552	402,568	176,718	10,796	147,892	277,022	38,631
Net increase (decrease) in net assets resulting from operations	2,283,283	478,180	247,262	420,214	503,945	317,755	15,232	401,983	480,411	58,077

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners’ net payments	154,930	36,816	11,596	40,449	17,313	24,698	1,500	26,942	30,375	24,690
Net transfer (to) from affiliate and subaccounts	42,350	30,340	76,513	23,612	(1,856)	(29,581)	(1,033)	(52,954)	17,182	66,793
Payments for redemptions	(804,299)	(211,886)	(149,129)	(108,563)	(79,861)	(198,060)	(2,947)	(387,547)	(264,772)	(126,150)
Contract maintenance fees	(2,956)	(1,220)	(499)	(883)	(669)	(363)	(103)	(550)	(679)	(607)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(609,975)	(145,950)	(61,519)	(45,385)	(65,073)	(203,306)	(2,583)	(414,109)	(217,894)	(35,274)

Total increase (decrease) in net assets	1,673,308	332,230	185,743	374,829	438,872	114,449	12,649	(12,126)	262,517	22,803

NET ASSETS

Beginning of period	7,872,693	1,900,322	784,854	1,434,554	1,755,404	1,524,011	64,942	1,551,172	2,017,521	898,263
End of period	$9,546,001	$2,232,552	$970,597	$1,809,383	$2,194,276	$1,638,460	$77,591	$1,539,046	$2,280,038	$921,066

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2019

	Franklin Templeton Variable Insurance Products Trust				Invesco Variable Account Funds
	Franklin U.S. Government Securities	Franklin Mutual Global Discovery	Franklin Mutual Shares	Templeton Developing Markets	Invesco Oppenheimer VI Capital Appreciation	Invesco Oppenheimer VI Discovery Mid Cap Growth	Invesco Oppenheimer VI Global	Invesco Oppenheimer VI Global Strategic Income	Invesco Oppenheimer VI Main Street	Invesco Oppenheimer VI Main Street Small Cap
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS

Net investment income (loss)	$6,610	$40,902	$5,363	$(4,844)	$(5,215)	$(3,410)	$(22,761)	$31,807	$(1,991)	$(10,624)
Net realized gain (loss) on investments	(7,537)	176,677	98,945	1,694	45,417	35,040	471,283	(20,804)	155,384	122,682
Change in unrealized appreciation (depreciation) on investments	17,915	327,870	45,521	248,505	89,152	40,302	309,527	129,671	70,500	258,865
Net increase (decrease) in net assets resulting from operations	16,988	545,449	149,829	245,355	129,354	71,932	758,049	140,674	223,893	370,923

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners’ net payments	9,843	70,376	17,260	22,100	6,319	1,760	51,835	56,651	15,701	25,249
Net transfer (to) from affiliate and subaccounts	13,442	(65,275)	17,549	11,022	19,105	(2,065)	(6,839)	31,785	(37,209)	40,963
Payments for redemptions	(85,306)	(258,888)	(114,864)	(139,397)	(33,893)	(9,813)	(184,952)	(146,343)	(101,640)	(70,824)
Contract maintenance fees	(275)	(926)	(214)	(440)	(176)	(94)	(1,101)	(757)	(680)	(642)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(62,296)	(254,713)	(80,269)	(106,715)	(8,645)	(10,212)	(141,057)	(58,664)	(123,828)	(5,254)

Total increase (decrease) in net assets	(45,308)	290,736	69,560	138,640	120,709	61,720	616,992	82,010	100,065	365,669

NET ASSETS

Beginning of period	470,165	2,489,815	746,558	1,042,076	382,418	196,891	2,600,714	1,578,611	777,344	1,519,454
End of period	$424,857	$2,780,551	$816,118	$1,180,716	$503,127	$258,611	$3,217,706	$1,660,621	$877,409	$1,885,123

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2019

	Invesco Variable Insurance Funds				Janus Henderson Series
	Invesco V.I. Diversified	Invesco V.I. Global	Invesco V.I. Health	Invesco V.I.	Janus Henderson Balanced	Janus Henderson Enterprise	Janus Henderson Global Research	Janus Henderson Mid Cap Value	Janus Henderson Research
	Dividend	Real Estate	Care	Managed Volatility	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS

Net investment income (loss)	$3,600	$43,845	$(4,920)	$(320)	$21,719	$(13,358)	$(1,807)	$385	$(2,240)
Net realized gain (loss) on investments	16,230	15,939	(20,009)	(8,536)	220,631	141,842	33,611	21,189	34,716
Change in unrealized appreciation (depreciation) on investments	22,228	207,049	263,667	79,971	468,295	184,983	68,661	90,983	38,730
Net increase (decrease) in net assets resulting from operations	42,058	266,833	238,738	71,115	710,645	313,467	100,465	112,557	71,206

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners’ net payments	6,020	18,435	11,339	10,064	180,497	22,916	4,703	9,229	4,958
Net transfer (to) from affiliate and subaccounts	4,305	3,654	(1,551)	(15,841)	334,370	(68,650)	9,744	(31,823)	(545)
Payments for redemptions	(8,277)	(102,309)	(58,949)	(26,276)	(431,863)	(88,619)	(11,956)	(52,004)	(17,413)
Contract maintenance fees	(63)	(618)	(204)	(165)	(1,547)	(502)	(221)	(294)	(180)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,985	(80,838)	(49,365)	(32,218)	81,457	(134,855)	2,270	(74,892)	(13,180)

Total increase (decrease) in net assets	44,043	185,995	189,373	38,897	792,102	178,612	102,735	37,665	58,026

NET ASSETS

Beginning of period	179,738	1,277,930	806,075	429,638	3,313,673	966,296	365,100	424,477	214,643
End of period	$223,781	$1,463,925	$995,448	$468,535	$4,105,775	$1,144,908	$467,835	$462,142	$272,669

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2019

	JPMorgan Insurance Trust
	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust U.S. Equity
	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS

Net investment income (loss)	$39,114	$8,159	$1,096	$8,906
Net realized gain (loss) on investments	(6,015)	276,983	107,356	212,453
Change in unrealized appreciation (depreciation) on investments	246,521	256,591	79,834	256,641
Net increase (decrease) in net assets resulting from operations	279,620	541,733	188,286	478,000

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Contract owners’ net payments	29,207	19,237	6,133	3,067
Net transfer (to) from affiliate and subaccounts	39,368	(5,590)	12,956	(1,268)
Payments for redemptions	(422,000)	(259,478)	(157,329)	(185,390)
Contract maintenance fees	(775)	(622)	(282)	(98)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(354,200)	(246,453)	(138,522)	(183,689)

Total increase (decrease) in net assets	(74,580)	295,280	49,764	294,311

NET ASSETS

Beginning of period	4,500,074	2,253,547	873,263	1,679,134
End of period	$4,425,494	$2,548,827	$923,027	$1,973,445

The accompanying notes are an integral part of these financial statements

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(1) Organization

Protective Acquired Variable Annuity Separate Account  (“Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, originally established by Chase Insurance Life and Annuity Company (“CILAAC”).  On July 3, 2006, Protective Life Insurance Company (“PLICO”), a Tennessee corporation, purchased CILAAC from JPMorgan & Co. and CILAAC became a wholly-owned subsidiary of PLICO.  Effective April 1, 2007, CILAAC merged with and into its direct parent, PLICO.  As a result of this merger, PLICO remained as the surviving legal entity.  PLICO is a wholly owned subsidiary of Protective Life Corporation (“PLC”).  Variable annuity contracts of CILAAC are contracts of PLICO.  PLICO services and maintains those contracts in accordance with their terms.  The merger encompassed both the general and separate account balances.  In conjunction with the merger of CILAAC and PLICO, the Separate Account changed its name to Protective Acquired Variable Annuity Separate Account.  PLICO has reinsured 100% of the variable annuity of CILAAC to Commonwealth Annuity and Life Insurance Company, a subsidiary of The Goldman Sachs Group Inc., formerly known as Allmerica Financial Life and Annuity Company. PLC and its subsidiaries are wholly owned subsidiaries of The Dai-ichi Life Insurance Company, Limited, a kabushiki kaisha organized under the laws of Japan (now known as Dai-ichi Life Holdings, Inc.). The benefits and provisions of the variable annuity contracts are not changed by these transactions.

The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Advantage III periodic payment variable annuity contracts (“Advantage III”), Preferred Plus flexible premium fixed and variable deferred annuity contracts (“Preferred Plus”) and The One Variable Annuity individual flexible premium fixed and variable deferred annuity contracts (“The One Variable Annuity”).

New contracts are no longer being sold by the Separate Account but holders of existing contracts may make additional deposits. The investment options available under the contracts have been registered as a unit investment trust under the Investment Company Act of 1940.  The Separate Account follows the accounting and reporting guidance in ASC Topic 946, “Financial Services — Investment Companies”.

The Separate Account is divided into a total of forty-eight subaccounts with various subaccount options available to contract owners depending upon their respective Contracts. During the years ended December 31, 2020 and 2019, assets were invested in each of the following forty-three subaccounts.

Alger Large Cap Growth	Invesco Oppenheimer VI Global (b)
Alger Mid Cap Growth	Invesco Oppenheimer VI Main Street (b)
Alger Small Cap Growth	Invesco Oppenheimer VI Main Street Small Cap (b)
American Century VP Income & Growth	Invesco Oppenheimer VI Discovery Mid Cap Growth (b)
American Century VP Large Company Value	Invesco Oppenheimer VI Global Strategic Income (b)
American Century VP Value	Invesco VI Diversified Dividend
BNY Mellon IP MidCap Stock (a)	Invesco VI Global Real Estate
BNY Mellon IP Technology Growth (a)	Invesco VI Health Care
BNY Mellon Sustainable U.S. Equity Portfolio (a)	Invesco VI Managed Volatility
BNY Mellon VIF Government Money Market (a)	Janus Henderson Balanced Portfolio
Fidelity VIP Contrafund	Janus Henderson Enterprise Portfolio
Fidelity VIP Equity Income	Janus Henderson Global Research Portfolio
Fidelity VIP Growth	Janus Henderson Mid Cap Value Portfolio

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(1) Organization, continued
Fidelity VIP Index 500	Janus Henderson Research Portfolio
Fidelity VIP Index 500 Service Class	JPMorgan Insurance Trust Core Bond
Fidelity VIP Mid Cap	JPMorgan Insurance Trust Mid Cap Value
Franklin Growth and Income	JPMorgan Insurance Trust Small Cap Core
Franklin Small Cap Value	JPMorgan Insurance Trust U.S. Equity
Franklin Strategic Income	Franklin Mutual Global Discovery
Franklin U.S. Government Securities	Franklin Mutual Shares
Franklin Rising Dividends	Templeton Developing Markets
Invesco Oppenheimer VI Capital Appreciation (b)

(a)         Effective June 3, 2019, Dreyfus Funds rebranded as BNY Mellon

(b)         Effective May 24, 2019, Oppenheimer Funds rebranded as Invesco Oppenheimer

Gross premiums from the contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets.  Such amounts are used to provide account funds to pay contract values under the contracts.  Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Protective Life’s other assets and liabilities.

Contract owners may transfer some or all of the contract value between subaccounts, or to the Fixed Account, which is part of PLICO’s General Account.  The assets of PLICO’s General Account support its insurance and annuity obligations and are subject to PLICO’s general liabilities from business operations.  The Fixed Account’s balance as of December 31, 2020 was approximately $29.0 million.

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to the Protective Life Insurance business. As of December 31, 2020, COVID-19 related impacts to Protective Life Insurance Company, including adverse mortality experience, have been manageable. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic.  Management will continue to monitor developments, and their impact on the fair value of the subaccounts in which the Separate Account invest.

(2) Significant Accounting Policies

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios (“Funds”), whose investments are stated at fair value. The net assets of each subaccount of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(2) Significant Accounting Policies, continued

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the Funds

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the portfolio. Ordinary dividend and capital gain distributions are from net investment income and net realized gains, respectively, as recorded in the financial statements of the underlying investment company.

Accumulation unit valuation

The Accumulation Unit Value for each class of Accumulation Units in a subaccount at the end of every Valuation Date is the Accumulation Unit value for that class at the end of the previous Valuation Date times the net investment factor as defined in the underlying product prospectus

Net transfers (to) from Subaccounts of Affiliate

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of PLICO.

Annuity Payouts

Contracts may be annuitized under one of several Annuity Options, which are available either on a fixed or variable basis.  The mortality risk is fully borne by PLICO and may result in additional amounts being transferred into the Separate Account by PLICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to PLICO.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of PLC. Under the provisions of the contracts, PLICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2020. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit and liquidity risks of the underlying portfolio in which it invests.  Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets.  Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds identified in Note 1.

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(3) Fair Value of Financial Instruments

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy as outlined within the applicable guidance.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 3 assets in any period presented, disclosure of transfers between level 3 of disclosure or of a reconciliation of level 3 assets is not required.  In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

•                  Level 1:   Unadjusted quoted prices for identical assets or liabilities in an active market.

•                  Level 2:  Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.  Level 2 inputs include the following:

a)             Quoted prices for similar assets in active markets

b)             Quoted prices for identical or similar assets in non-active markets

c)              Inputs other than quoted market prices that are observable

d)             Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•                  Level 3:  Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy for each of the financial statement periods presented herein and consist of open-ended mutual funds with readily determinable fair values. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(4) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received for the year ended December 31, 2020 were as follows:

	Purchases	Sales
The Alger American Fund:
Alger Large Cap Growth	$148,059	221,067
Alger Mid Cap Growth	398,099	485,222
Alger Small Cap Growth	387,155	865,534

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth	115,715	262,213
American Century VP Large Company Value	60,791	221,411
American Century VP Value	69,812	113,757

BNY Mellon Investment Portfolios:
BNY Mellon IP MidCap Stock	122,986	250,110
BNY Mellon IP Technology Growth	138,096	165,194

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio	12,562	33,528

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Government Money Market	709,531	1,674,634

Fidelity Variable Insurance Products Fund:
Fidelity VIP Contrafund	485,401	2,481,577
Fidelity VIP Equity Income	257,610	301,135
Fidelity VIP Growth	263,979	170,325
Fidelity VIP Index 500	163,193	594,742
Fidelity VIP Index 500 Service Class	140,204	211,569
Fidelity VIP Mid Cap	123,143	454,272

Franklin Templeton Variable Insurance Products Trust:
Franklin Growth and Income	18,750	19,254
Franklin Rising Dividends	161,660	393,820
Franklin Small Cap Value	312,232	421,425
Franklin Strategic Income	79,145	208,897
Franklin U.S. Government Securities	59,889	144,755
Franklin Mutual Global Discovery	298,861	700,576
Franklin Mutual Shares	129,937	182,401
Templeton Developing Markets	102,828	349,526

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(4) Purchases and Sales of Investments, continued

	Purchases	Sales
Invesco Variable Insurance Funds:
Invesco Oppenheimer VI Capital Appreciation	$64,120	201,797
Invesco Oppenheimer VI Discovery Mid Cap Growth	50,023	71,305
Invesco Oppenheimer VI Global	267,302	680,883
Invesco Oppenheimer VI Global Strategic Income	157,641	416,872
Invesco Oppenheimer VI Main Street	102,901	167,949
Invesco Oppenheimer VI Main Street Small Cap	220,626	460,829
Invesco VI Diversified Dividend	22,279	50,144
Invesco VI Global Real Estate	183,942	245,879
Invesco VI Health Care	87,970	291,827
Invesco VI Managed Volatility	33,548	43,119

Janus Aspen Series:
Janus Henderson Balanced Portfolio	370,312	1,136,854
Janus Henderson Enterprise Portfolio	137,359	372,102
Janus Henderson Global Research Portfolio	54,880	125,710
Janus Henderson Mid Cap Value Portfolio	29,688	42,436
Janus Henderson Research Portfolio	36,236	39,142

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond	448,798	1,134,514
JPMorgan Insurance Trust Mid Cap Value	242,925	465,358
JPMorgan Insurance Trust Small Cap Core	150,812	231,152
JPMorgan Insurance Trust US Equity	151,914	459,370

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(5) Changes in Units Outstanding

The change in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger American Fund:
Alger Large Cap Growth
2020	397	1,558	(1,161)
2019	415	1,532	(1,117)

Alger Mid Cap Growth
2020	1,925	6,160	(4,235)
2019	1,534	3,126	(1,592)

Alger Small Cap Growth
2020	3,109	11,929	(8,820)
2019	2,533	4,817	(2,284)

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
2020	3,979	16,020	(12,041)
2019	2,792	8,524	(5,732)

American Century VP Large Company Value
2020	6,300	14,311	(8,011)
2019	1,043	2,567	(1,524)

American Century VP Value
2020	2,736	5,852	(3,116)
2019	1,460	5,271	(3,811)

BNY Mellon Investment Portfolios:
BNY Mellon IP MidCap Stock
2020	5,662	9,520	(3,858)
2019	2,731	3,238	(507)

BNY Mellon IP Technology Growth
2020	1,367	4,588	(3,221)
2019	1,180	2,345	(1,165)

BNY Mellon Sustainable U.S Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio
2020	75	394	(319)
2019	101	528	(427)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Government Money Market
2020	96,134	189,980	(93,846)
2019	32,596	116,682	(84,086)

Fidelity Variable Insurance Products Fund:
Fidelity VIP Contrafund
2020	6,276	26,784	(20,508)
2019	4,372	11,882	(7,510)

Fidelity VIP Equity Income
2020	2,670	5,057	(2,387)
2019	1,711	4,029	(2,318)

Fidelity VIP Growth
2020	1,158	1,548	(1,548)
2019	956	1,298	(342)

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(5) Changes in Units Outstanding, continued

	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity Variable Insurance Products Fund, continued:
Fidelity VIP Index 500
2020	386	1,401	(1,015)
2019	251	369	(118)

Fidelity VIP Index 500 Service Class
2020	363	559	(196)
2019	86	278	(192)

Fidelity VIP Mid Cap
2020	5,414	16,872	(11,458)
2019	3,975	11,263	(7,288)

Franklin Templeton Variable Insurance Products Trust:
Franklin Growth and Income
2020	207	980	(773)
2019	71	197	(126)

Franklin Rising Dividends
2020	2,632	11,147	(8,515)
2019	5,428	17,501	(12,073)

Franklin Small Cap Value
2020	7,762	13,980	(6,218)
2019	3,592	9,271	(5,679)

Franklin Strategic Income
2020	2,942	11,359	(8,417)
2019	5,234	7,161	(1,927)

Franklin U.S. Government Securities
2020	7,669	14,897	(7,228)
2019	2,324	7,245	(4,921)

Franklin Mutual Global Discovery
2020	10,474	25,599	(15,125)
2019	4,764	12,465	(7,701)

Franklin Mutual Shares
2020	4,878	8,572	(3,694)
2019	2,399	5,651	(3,252)

Templeton Developing Markets
2020	1,779	11,119	(9,340)
2019	2,478	5,898	(3,420)

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(5) Changes in Units Outstanding, continued

	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco Variable Insurance Funds:
Invesco Oppenheimer VI Capital Appreciation
2020	725	6,765	(6,040)
2019	1,238	1,524	(286)

Invesco Oppenheimer VI Discovery Mid Cap Growth
2020	704	1,908	(1,204)
2019	77	383	(306)

Invesco Oppenheimer VI Global
2020	5,227	18,158	(12,931)
2019	3,087	6,709	(3,622)

Invesco Oppenheimer VI Global Strategic Income
2020	7,165	27,526	(20,361)
2019	8,470	11,927	(3,457)

Invesco Oppenheimer VI Main Street
2020	1,213	5,730	(4,517)
2019	1,521	5,490	(3,969)

Invesco Oppenheimer VI Main Street Small Cap
2020	5,995	11,588	(5,593)
2019	3,930	4,015	(85)

Invesco VI Diversified Dividend
2020	992	3,790	(2,798)
2019	1,818	1,652	166

Invesco VI Global Real Estate
2020	5,097	9,229	(4,132)
2019	2,042	4,532	(2,490)

Invesco VI Health Care
2020	2,507	8,858	(6,351)
2019	526	2,069	(1,543)

Invesco VI Managed Volatility
2020	641	1,357	(716)
2019	540	1,531	(991)

Janus Henderson Series:
Janus Henderson Balanced Portfolio
2020	3,842	14,357	(10,515)
2019	8,001	7,202	799

Janus Henderson Enterprise Portfolio
2020	927	3,517	(2,590)
2019	998	2,266	(1,268)

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(5) Changes in Units Outstanding, continued

	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson Series (continued):
Janus Henderson Global Research Portfolio
2020	620	2,504	(1,884)
2019	312	265	47

Janus Henderson Mid Cap Value Portfolio
2020	660	1,172	(512)
2019	347	2,358	(2,011)

Janus Henderson Research Portfolio
2020	187	681	(494)
2019	244	485	(241)

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond
2020	25,022	71,385	(46,363)
2019	5,808	30,323	(24,515)

JPMorgan Insurance Trust Mid Cap Value
2020	4,931	17,915	(12,984)
2019	1,233	9,740	(8,507)

JPMorgan Insurance Trust Small Cap Core
2020	3,364	6,811	(3,447)
2019	999	4,461	(3,462)

JPMorgan Insurance Trust U.S. Equity
2020	896	13,783	(12,887)
2019	142	6,511	(6,369)

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(6) Financial Highlights

CILAAC sold a number of variable annuity products that are funded by this Separate Account.  These products have unique combinations of features and fees that are charged against the contract owner’s account.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.  The following table was developed by determining which products offered by CILAAC and funded by the Separate Account have the highest and lowest expense ratios.  The summaries reflect the minimum and maximum contract charges which were available and offered by CILAAC to contract owners.

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2020, were as follows:

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
The Alger Fund:

Alger Large Cap Growth
2020	4	163.775	227.578	$735	0.16%	1.30%	1.85%	64.00%	64.89%
2019	5	99.864	138.020	580	N/A	1.30%	1.85%	25.12%	25.80%
2018	6	79.816	109.717	559	3.62%	1.30%	1.85%	0.34%	0.89%
2017	5	79.546	108.752	507	N/A	1.30%	1.85%	26.14%	26.82%
2016	6	63.062	85.752	454	N/A	1.30%	1.85%	-2.62%	-2.10%

Alger Mid Cap Growth
2020	17	113.028	125.072	2,075	N/A	1.30%	1.85%	61.64%	62.52%
2019	21	69.925	76.959	1,596	N/A	1.30%	1.85%	27.89%	28.58%
2018	23	54.676	59.851	1,336	0.40%	1.30%	1.85%	-9.14%	-8.64%
2017	23	60.174	65.511	1,463	N/A	1.30%	1.85%	27.44%	28.13%
2016	26	47.217	51.128	1,286	N/A	1.30%	1.85%	-0.86%	-0.32%

Alger Small Cap Growth
2020	22	96.472	204.160	2,687	0.93%	1.30%	1.85%	64.12%	65.01%
2019	31	58.782	123.727	2,199	N/A	1.30%	1.85%	26.99%	27.68%
2018	33	46.290	96.907	1,848	N/A	1.30%	1.85%	-0.42%	0.13%
2017	34	46.484	96.785	1,899	N/A	1.30%	1.85%	26.40%	27.08%
2016	41	36.775	76.158	1,812	N/A	1.30%	1.85%	4.31%	4.88%

American Century Variable Portfolios, Inc.:

American Century VP Income & Growth
2020	50	17.275	18.976	934	1.67%	1.30%	1.85%	9.78%	10.37%
2019	62	15.736	17.193	1,053	3.17%	1.30%	1.85%	21.70%	22.36%
2018	68	12.931	14.051	941	4.23%	1.30%	1.85%	-8.57%	-8.07%
2017	84	14.142	15.285	1,267	3.00%	1.30%	1.85%	18.30%	18.94%
2016	90	11.954	12.850	1,145	2.34%	1.30%	1.85%	11.43%	12.03%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
American Century Variable Portfolios, Inc. (continued):

American Century VP Large Company Value
2020	4	$20.633	$22.460	$89	0.85%	1.30%	1.85%	0.75%	1.30%
2019	12	20.479	22.172	267	2.69%	1.30%	1.85%	25.16%	25.84%
2018	14	16.362	17.619	239	2.44%	1.30%	1.85%	-9.72%	-9.23%
2017	14	18.124	19.411	270	1.71%	1.30%	1.85%	9.06%	9.65%
2016	16	16.618	17.702	278	2.18%	1.30%	1.85%	13.16%	13.77%

American Century VP Value
2020	25	19.923	22.996	546	1.97%	1.30%	1.85%	-0.86%	-0.32%
2019	29	20.095	23.070	617	3.27%	1.30%	1.85%	24.73%	25.40%
2018	32	16.111	18.396	560	1.83%	1.30%	1.85%	-10.81%	-10.32%
2017	38	18.064	20.514	734	1.60%	1.30%	1.85%	6.78%	7.36%
2016	44	16.918	19.108	793	1.74%	1.30%	1.85%	18.30%	18.94%

BNY Mellon Investment Portfolios:

BNY Mellon I.P. MidCap Stock (m)
2020	13	29.521	35.673	466	0.49%	1.30%	1.85%	5.89%	6.46%
2019	17	27.839	33.508	565	0.42%	1.30%	1.85%	17.68%	18.32%
2018	17	23.622	28.320	492	2.52%	1.30%	1.85%	-17.23%	-16.77%
2017	19	28.496	34.028	642	0.81%	1.30%	1.85%	12.96%	13.57%
2016	20	25.190	29.963	600	0.80%	1.30%	1.85%	13.11%	13.73%

BNY Mellon I.P. Technology Growth (m)
2020	16	54.513	59.781	919	0.06%	1.30%	1.85%	66.50%	67.40%
2019	19	32.741	35.712	662	N/A	1.30%	1.85%	23.23%	23.90%
2018	20	26.569	28.822	568	2.56%	1.30%	1.85%	-3.07%	-2.54%
2017	22	27.411	29.574	638	N/A	1.30%	1.85%	39.78%	40.54%
2016	26	19.609	21.044	528	N/A	1.30%	1.85%	2.49%	3.05%

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:

BNY Mellon Sustainable U.S. Equity Portfolio (m)
2020	5	73.612	83.185	407	1.04%	1.30%	1.85%	21.89%	22.55%
2019	5	60.393	67.878	354	1.45%	1.30%	1.85%	31.92%	32.63%
2018	6	45.780	51.176	288	4.56%	1.30%	1.85%	-6.15%	-5.64%
2017	7	48.779	54.233	345	2.19%	1.30%	1.85%	13.25%	13.86%
2016	6	43.074	47.632	291	1.44%	1.30%	1.85%	8.37%	8.96%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
BNY Mellon Variable Investment Fund:

BNY Mellon VIF Government Money Market (m)
2020	695	$8.814	$9.673	$6,445	0.22%	1.30%	1.85%	-1.61%	-1.07%
2019	789	8.959	9.778	7,410	1.68%	1.30%	1.85%	-0.18%	0.38%
2018	874	8.975	9.743	8,194	1.20%	1.30%	1.85%	-0.57%	-0.02%
2017	973	9.026	9.746	9,159	0.31%	1.30%	1.85%	-1.48%	-0.94%
2016	1,247	9.161	9.838	11,907	0.01%	1.30%	1.85%	-1.80%	-1.27%

Fidelity Variable Insurance Products Fund:

Fidelity VIP Contrafund
2020	87	94.359	132.839	9,963	0.24%	1.30%	1.85%	28.20%	28.89%
2019	107	73.606	103.063	9,546	0.47%	1.30%	1.85%	29.19%	29.89%
2018	116	56.975	79.346	7,873	1.08%	1.30%	1.85%	-8.09%	-7.58%
2017	129	61.988	85.858	9,565	2.74%	1.30%	1.85%	19.67%	20.32%
2016	139	51.799	71.360	8,562	0.76%	1.30%	1.85%	6.05%	6.62%

Fidelity VIP Equity Income
2020	31	56.070	84.591	2,189	1.64%	1.30%	1.85%	4.76%	5.33%
2019	34	53.524	80.314	2,233	2.04%	1.30%	1.85%	25.13%	25.81%
2018	36	42.775	63.839	1,900	2.26%	1.30%	1.85%	-9.97%	-9.48%
2017	43	47.511	70.521	2,527	2.64%	1.30%	1.85%	10.85%	11.45%
2016	48	42.861	63.276	2,493	2.45%	1.30%	1.85%	15.88%	16.51%

Fidelity VIP Growth
2020	8	133.618	223.773	1,329	0.07%	1.30%	1.85%	41.28%	42.05%
2019	8	94.576	157.534	971	0.27%	1.30%	1.85%	31.87%	32.59%
2018	9	71.717	118.812	785	0.27%	1.30%	1.85%	-1.99%	-1.46%
2017	9	73.175	120.569	899	1.74%	1.30%	1.85%	32.69%	33.41%
2016	9	55.148	90.378	650	0.03%	1.30%	1.85%	-1.03%	-0.49%

Fidelity VIP Index 500
2020	3	467.411	499.520	1,605	1.51%	1.30%	1.65%	16.32%	16.72%
2019	4	401.832	427.957	1,809	2.36%	1.30%	1.65%	29.22%	29.67%
2018	4	310.970	330.048	1,435	1.95%	1.30%	1.65%	-6.05%	-5.72%
2017	6	330.998	350.087	1,962	1.81%	1.30%	1.65%	19.74%	20.16%
2016	6	276.422	291.361	1,756	1.61%	1.30%	1.65%	10.05%	10.43%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
Fidelity Variable Insurance Products Fund (continued):

Fidelity VIP Index 500 Service Class
2020	6	$405.882	$433.706	$2,465	1.44%	1.50%	1.85%	15.80%	16.20%
2019	6	350.492	373.232	2,194	2.15%	1.50%	1.85%	28.64%	29.08%
2018	6	272.458	289.138	1,755	1.84%	1.50%	1.85%	-6.47%	-6.15%
2017	6	291.309	308.074	1,851	1.61%	1.50%	1.85%	19.21%	19.62%
2016	6	244.369	257.548	1,449	1.29%	1.50%	1.85%	9.56%	9.94%

Fidelity VIP Mid Cap
2020	44	32.469	35.345	1,516	0.57%	1.30%	1.85%	16.04%	16.67%
2019	55	27.980	30.294	1,638	0.87%	1.30%	1.85%	21.21%	21.86%
2018	63	23.085	24.859	1,524	0.88%	1.30%	1.85%	-16.10%	-15.64%
2017	70	27.515	29.469	2,013	1.31%	1.30%	1.85%	18.62%	19.26%
2016	80	23.196	24.709	1,940	0.46%	1.30%	1.85%	10.20%	10.80%

Franklin Templeton Variable Insurance Products Trust:

Franklin Growth and Income
2020	3	22.491	24.483	62	2.95%	1.30%	1.85%	3.60%	4.17%
2019	3	21.709	23.504	78	2.25%	1.30%	1.85%	23.38%	24.05%
2018	3	17.596	18.948	65	3.92%	1.30%	1.85%	-6.32%	-5.81%
2017	5	18.783	20.117	104	7.20%	1.30%	1.85%	13.76%	14.37%
2016	5	16.512	17.589	91	2.59%	1.30%	1.85%	9.60%	10.19%

Franklin Rising Dividends
2020	34	35.659	42.371	1,406	1.10%	1.30%	1.85%	13.86%	14.48%
2019	43	31.271	37.011	1,539	1.43%	1.30%	1.85%	26.88%	27.57%
2018	54	24.609	29.012	1,551	1.72%	1.30%	1.85%	-6.81%	-6.30%
2017	69	26.368	30.962	2,088	1.54%	1.30%	1.85%	18.38%	19.02%
2016	77	22.242	26.015	1,950	1.38%	1.30%	1.85%	13.94%	14.56%

Franklin Small Cap Value
2020	49	35.664	43.649	2,102	1.23%	1.30%	1.85%	3.28%	3.84%
2019	56	34.481	42.035	2,280	2.09%	1.30%	1.85%	24.05%	24.73%
2018	61	27.754	33.702	2,018	2.01%	1.30%	1.85%	-14.47%	-14.00%
2017	70	32.401	39.189	2,675	0.51%	1.30%	1.85%	8.65%	9.24%
2016	76	29.778	35.876	2,663	0.79%	1.30%	1.85%	27.83%	28.52%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
Franklin Templeton Variable Insurance Products Trust (continued):

Franklin Strategic Income
2020	39	$18.160	$19.984	$773	4.61%	1.30%	1.85%	1.55%	2.10%
2019	47	17.883	19.572	921	5.13%	1.30%	1.85%	6.09%	6.67%
2018	50	16.856	18.349	898	2.66%	1.30%	1.85%	-3.92%	-3.40%
2017	67	17.544	18.994	1,253	2.95%	1.30%	1.85%	2.66%	3.22%
2016	72	17.089	18.401	1,296	3.48%	1.30%	1.85%	5.98%	6.56%

Franklin U.S. Government Securities
2020	26	12.242	13.471	341	3.81%	1.30%	1.85%	1.95%	2.50%
2019	33	12.008	13.143	425	2.97%	1.30%	1.85%	3.32%	3.88%
2018	38	11.623	12.652	470	2.60%	1.30%	1.85%	-1.50%	-0.96%
2017	51	11.799	12.774	634	2.63%	1.30%	1.85%	-0.50%	0.04%
2016	52	11.858	12.769	653	2.42%	1.30%	1.85%	-1.16%	-0.62%

Franklin Mutual Global Discovery
2020	63	29.108	34.094	2,111	1.89%	1.30%	1.85%	-6.20%	-5.69%
2019	78	30.986	36.151	2,781	2.99%	1.30%	1.85%	22.11%	22.77%
2018	86	25.338	29.446	2,490	2.39%	1.30%	1.85%	-12.84%	-12.36%
2017	101	29.028	33.600	3,332	2.11%	1.30%	1.85%	6.63%	7.21%
2016	107	27.182	31.341	3,290	2.45%	1.30%	1.85%	10.14%	10.74%

Franklin Mutual Shares
2020	27	22.024	25.452	672	2.35%	1.30%	1.85%	-6.77%	-6.26%
2019	31	23.588	27.152	816	2.11%	1.30%	1.85%	20.35%	21.00%
2018	33	19.571	22.440	747	2.24%	1.30%	1.85%	-10.73%	-10.24%
2017	44	21.891	25.000	1,058	2.98%	1.30%	1.85%	6.39%	6.96%
2016	45	20.547	23.373	1,031	2.13%	1.30%	1.85%	13.96%	14.57%

Templeton Developing Markets
2020	24	33.334	41.920	983	3.34%	1.30%	1.85%	15.05%	15.68%
2019	34	28.929	36.238	1,181	1.02%	1.30%	1.85%	24.40%	25.07%
2018	36	23.222	28.974	1,042	0.90%	1.30%	1.85%	-17.33%	-16.88%
2017	46	28.049	34.859	1,546	0.98%	1.30%	1.85%	37.87%	38.61%
2016	54	20.315	25.148	1,331	0.85%	1.30%	1.85%	15.31%	15.94%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
Invesco Variable Insurance Funds:

Invesco Oppenheimer VI Capital Appreciation (l)
2020	10	$36.094	$43.018	$424	N/A	1.30%	1.85%	33.77%	34.49%
2019	16	26.943	31.986	503	0.28%	1.30%	1.85%	33.38%	34.10%
2018	17	20.171	23.852	382	3.88%	1.30%	1.85%	-7.67%	-7.17%
2017	17	21.815	25.694	428	0.01%	1.30%	1.85%	24.21%	24.89%
2016	20	17.537	20.574	403	0.12%	1.30%	1.85%	-4.20%	-3.68%

Invesco Oppenheimer VI Discovery Mid Cap Growth (l)
2020	6	40.391	51.244	298	N/A	1.30%	1.85%	37.69%	38.44%
2019	7	29.291	37.015	259	N/A	1.30%	1.85%	36.48%	37.22%
2018	7	21.429	26.974	197	4.27%	1.30%	1.85%	-8.02%	-7.51%
2017	7	23.262	29.165	207	N/A	1.30%	1.85%	26.13%	26.81%
2016	9	18.416	22.999	205	N/A	1.30%	1.85%	0.23%	0.77%

Invesco Oppenheimer VI Global (l)
2020	63	42.295	54.142	3,360	0.38%	1.30%	1.85%	25.02%	25.70%
2019	76	34.299	43.071	3,218	0.66%	1.30%	1.85%	29.07%	29.77%
2018	80	26.535	33.191	2,601	0.79%	1.30%	1.85%	-14.98%	-14.51%
2017	88	31.163	38.825	3,376	0.71%	1.30%	1.85%	33.85%	34.58%
2016	100	23.247	28.850	2,850	0.94%	1.30%	1.85%	-1.97%	-1.43%

Invesco Oppenheimer VI Global Strategic Income (l)
2020	74	16.642	18.313	1,324	4.76%	1.30%	1.85%	1.12%	1.67%
2019	94	16.457	18.012	1,661	3.40%	1.30%	1.85%	8.60%	9.19%
2018	97	15.155	16.496	1,579	4.48%	1.30%	1.85%	-6.28%	-5.77%
2017	125	16.171	17.507	2,146	2.01%	1.30%	1.85%	4.12%	4.68%
2016	125	15.531	16.724	2,052	4.75%	1.30%	1.85%	4.34%	4.90%

Invesco Oppenheimer VI Main Street (l)
2020	22	32.623	37.913	818	1.01%	1.30%	1.85%	11.63%	12.23%
2019	27	29.182	33.780	877	1.23%	1.30%	1.85%	29.34%	30.05%
2018	30	22.528	25.975	777	2.07%	1.30%	1.85%	-9.78%	-9.28%
2017	37	24.932	28.633	1,039	1.02%	1.30%	1.85%	14.52%	15.14%
2016	41	21.738	24.868	1,005	1.19%	1.30%	1.85%	9.28%	9.87%

Invesco Oppenheimer VI Main Street Small Cap (l)
2020	38	40.607	52.130	1,939	0.31%	1.30%	1.85%	17.46%	18.10%
2019	44	34.520	44.141	1,885	0.82%	1.30%	1.85%	23.84%	24.51%
2018	44	27.833	35.450	1,519	2.88%	1.30%	1.85%	-12.17%	-11.69%
2017	52	31.643	40.144	2,063	0.64%	1.30%	1.85%	11.85%	12.45%
2016	55	28.250	35.699	1,947	0.24%	1.30%	1.85%	15.54%	16.17%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
Invesco Variable Insurance Funds (continued):

Invesco VI Diversified Dividend
2020	12	$12.489	$14.772	$180	2.53%	1.30%	1.85%	-1.68%	-1.14%
2019	16	12.684	14.943	224	3.21%	1.30%	1.85%	22.82%	23.49%
2018	15	10.312	12.101	180	2.20%	1.30%	1.85%	-9.26%	-8.77%
2017	18	11.348	13.263	235	1.77%	1.30%	1.85%	6.61%	7.18%
2016	24	10.628	12.374	288	1.31%	1.30%	1.85%	12.73%	13.34%

Invesco VI Global Real Estate
2020	38	25.073	30.648	1,143	4.29%	1.30%	1.85%	-13.91%	-13.44%
2019	42	29.082	35.409	1,464	4.67%	1.30%	1.85%	20.77%	21.42%
2018	45	24.046	29.162	1,278	3.71%	1.30%	1.85%	-7.87%	-7.36%
2017	53	26.060	31.480	1,628	3.23%	1.30%	1.85%	11.00%	11.60%
2016	56	23.442	28.207	1,563	1.63%	1.30%	1.85%	0.19%	0.73%

Invesco VI Health Care (e)
2020	21	37.598	42.778	859	0.26%	1.30%	1.85%	12.38%	12.99%
2019	26	33.407	37.860	995	0.87%	1.30%	1.85%	30.10%	30.80%
2018	28	25.640	28.944	806	0.14%	1.30%	1.85%	-0.94%	-0.40%
2017	32	25.845	29.060	904	0.38%	1.30%	1.85%	13.73%	14.34%
2016	33	22.692	25.414	834	1.98%	1.30%	1.85%	-13.07%	-12.59%

Invesco VI Managed Volatility
2020	13	30.233	34.021	431	1.98%	1.30%	1.85%	-3.28%	-2.76%
2019	14	31.214	34.986	469	1.45%	1.30%	1.85%	16.43%	17.06%
2018	15	26.770	29.886	430	1.65%	1.30%	1.85%	-12.63%	-12.15%
2017	18	30.593	34.020	592	1.27%	1.30%	1.85%	8.56%	9.14%
2016	20	28.140	31.170	609	1.90%	1.30%	1.85%	8.61%	9.20%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
Janus Henderson Series:

Janus Henderson Balanced Portfolio
2020	40	$75.256	$99.097	$3,683	1.68%	1.30%	1.85%	12.24%	12.84%
2019	50	67.052	87.817	4,106	1.98%	1.30%	1.85%	20.36%	21.02%
2018	50	55.708	72.567	3,314	2.21%	1.30%	1.85%	-1.16%	-0.62%
2017	54	56.361	73.018	3,610	1.60%	1.30%	1.85%	16.29%	16.92%
2016	58	48.467	62.454	3,350	2.17%	1.30%	1.85%	2.71%	3.26%

Janus Henderson Enterprise Portfolio
2020	7	119.126	146.174	991	0.07%	1.30%	1.85%	17.30%	17.94%
2019	10	101.553	123.938	1,145	0.21%	1.30%	1.85%	30.02%	33.75%
2018	11	76.342	92.666	966	0.29%	1.30%	1.85%	-2.23%	-1.70%
2017	12	78.086	94.269	1,030	0.65%	1.30%	1.85%	25.11%	25.79%
2016	13	62.413	74.942	899	0.77%	1.30%	1.85%	10.33%	10.92%

Janus Henderson Global Research Portfolio
2020	6	61.303	74.137	432	0.59%	1.30%	1.85%	17.88%	18.52%
2019	8	52.005	62.552	468	1.03%	1.30%	1.85%	26.70%	27.39%
2018	8	41.046	49.104	365	1.18%	1.30%	1.85%	-8.57%	-8.07%
2017	9	44.892	53.413	427	0.80%	1.30%	1.85%	24.73%	25.40%
2016	9	35.992	42.594	369	1.02%	1.30%	1.85%	0.22%	0.76%

Janus Henderson Mid Cap Value Portfolio
2020	11	32.398	40.077	430	0.92%	1.30%	1.85%	-3.01%	-2.48%
2019	12	33.353	41.096	462	1.56%	1.30%	1.85%	27.69%	28.38%
2018	13	26.082	32.012	424	0.95%	1.30%	1.85%	-15.39%	-14.93%
2017	16	30.783	37.631	602	0.64%	1.30%	1.85%	11.57%	12.18%
2016	17	27.549	33.546	568	0.85%	1.30%	1.85%	16.61%	17.24%

Janus Henderson Research Portfolio
2020	4	69.622	90.316	323	0.37%	1.30%	1.85%	30.54%	31.25%
2019	4	53.334	68.813	273	0.48%	1.30%	1.85%	33.06%	33.78%
2018	4	40.083	51.437	215	0.62%	1.30%	1.85%	-4.36%	-3.83%
2017	4	41.909	53.488	205	0.40%	1.30%	1.85%	25.57%	26.24%
2016	4	33.376	42.368	161	0.52%	1.30%	1.85%	-1.32%	-0.79%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(6) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets (d)	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond
2020	253	$15.268	$16.743	$3,988	2.04%	1.30%	1.85%	5.89%	6.46%
2019	300	14.364	15.727	4,425	2.56%	1.30%	1.85%	6.21%	6.79%
2018	325	13.524	14.727	4,500	2.40%	1.30%	1.85%	-1.78%	-1.24%
2017	382	13.769	14.913	5,396	2.49%	1.30%	1.85%	1.70%	2.25%
2016	492	13.539	14.585	6,831	3.04%	1.30%	1.85%	0.27%	0.81%

JPMorgan Insurance Trust Intrepid Mid Cap (k)
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	—	N/A	N/A	N/A	N/A	1.30%	1.85%	4.26%	4.47%
2016	48	23.911	26.240	1,202	1.28%	1.30%	1.85%	10.00%	10.60%

JPMorgan Insurance Trust Mid Cap Value
2020	69	30.087	32.995	2,121	1.21%	1.30%	1.85%	-1.45%	-0.92%
2019	82	29.532	33.301	2,549	2.00%	1.30%	1.85%	24.46%	25.13%
2018	90	23.729	26.612	2,254	1.27%	1.30%	1.85%	-13.45%	-12.97%
2017	107	27.415	30.580	3,115	0.80%	1.30%	1.85%	11.70%	12.31%
2016	121	24.543	27.228	3,126	0.89%	1.30%	1.85%	12.62%	13.23%

JPMorgan Insurance Trust Small Cap Core
2020	18	43.256	49.425	874	0.76%	1.30%	1.85%	11.62%	12.23%
2019	22	38.753	44.040	923	1.56%	1.30%	1.85%	22.31%	22.98%
2018	26	31.683	35.811	873	2.40%	1.30%	1.85%	-13.54%	-13.07%
2017	29	36.644	41.194	1,139	0.32%	1.30%	1.85%	13.14%	13.75%
2016	32	32.388	36.214	1,118	1.57%	1.30%	1.85%	18.04%	18.68%

JPMorgan Insurance Trust U.S. Equity
2020	50	39.486	43.301	1,934	0.70%	1.30%	1.85%	22.99%	23.65%
2019	64	31.143	35.018	1,973	2.34%	1.30%	1.85%	29.36%	30.06%
2018	70	24.075	26.924	1,679	3.63%	1.30%	1.85%	-7.88%	-7.38%
2017	80	26.134	29.068	2,117	1.04%	1.30%	1.85%	20.12%	20.77%
2016	91	21.757	24.070	2,003	0.98%	1.30%	1.85%	8.93%	9.52%

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

(6) Unit Values and Financial Highlights, continued

(a)

This ratio represents dividends, excluding distributions of capital gains (both long-term and short-term), received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes expense charges that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. N/A is noted if the fund did not pay any dividends.

(b)

This ratio represents the annualized contract expenses of the Separate Account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense risk charges. Charges that require redemption of contract owner units are excluded.

(c)

Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The total return does not include any expenses assessed through redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(d)	Net Assets equals Contract Owners’ Equity. N/A is noted if the fund option is closed.

(e)	Effective April 30, 2018, name changed from Invesco V.I. Global Health Care Series.

(k)	For the period: January 1, 2017 to May 19, 2017 (cessation of operations). N/A is noted for Unit Fair Value, Net Assets and Investment Income as the fund closed during 2017

(l)	Effective May 24, 2019, Oppenheimer Funds rebranded as Invesco Oppenheimer.

(m)	Effective June 3, 2019, Dreyfus Funds rebranded as BNY Mellon.

(7) Expenses

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range

Mortality and Expense Risk Charge
To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is assessed through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.

1.30% - 1.85%
Contract Maintenance Fee This annual charge is assessed against Advantage III and Preferred Plus contracts through the redemption of units. The fee is waived when the account value exceeds $50,000.	$7.50 Quarterly for Contracts less than $25,000 $3.75 Quarterly for Contracts $25,000 - $50,000

Protective Acquired Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

Expense Type	Range

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.

0.00% - 8.00%

Optional Benefit Fee
Optional benefits may be elected by contract owners. These benefits include death benefits and living benefits. The fees for such benefits are deducted monthly and assessed through a reduction in unit value. These fees are calculated on an “Asset Base” basis.

0.20% - 0.35% on Asset Base

(8) Related Party Transactions

Contract owners’ net payments represent premiums received from contract owners less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the Contract.

Investment Distributors, Inc., a wholly owned subsidiary of PLC, is the principal underwriter for the Separate Account.

(9) Subsequent Events

The Separate Account has evaluated the effect of events subsequent to December 31, 2020 and through the financial statement issuance date of April 29, 2021.  All accounting and disclosure requirements related to subsequent events are included in our financial statements.